UNITED STATES
                     SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM 13F

                               FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: September 30, 2012

Check here if Amendment |_|; Amendment Number:
This Amendment (Check only one.): |_| is a restatement.
                                  |_| adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:    Saratoga Research & Investment Management
Address: 14471 Big Basin Way, Suite E
         Saratoga, CA  95070


13F File Number: 028-13757

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:     Kevin P. Tanner
Title:    President
Phone:    (408) 741-2333

Signature, Place, and Date of Signing:

/s/ Kevin P. Tanner             Saratoga, CA              Date October 17, 2012
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Report Type (Check only one.):

|X|   13F HOLDINGS REPORT.

|_|   13F NOTICE.

|_|   13F COMBINATION REPORT.

List of Other Managers Reporting for this Manager:

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--------------------------------------------------------------------------------

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I AM SIGNING THIS REPORT AS REQUIRED BY THE SECURITIES EXCHANGE ACT OF 1934.


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                          FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:

Form 13F Information Table Entry Total:   53

Form 13F Information Table Value Total:   $744,752 (thousands)

List of Other Included Managers:

 No.  13F File Number     Name

NONE

                                                                  FORM 13F INFORMATION TABLE
                                                           VALUE   SHARES/  SH/ PUT/ INVSTMT    OTHER          VOTING AUTHORITY
        NAME OF ISSUER          TITLE OF CLASS    CUSIP   (x$1000) PRN AMT  PRN CALL DSCRETN   MANAGERS   SOLE     SHARED   NONE
------------------------------ ---------------- --------- -------- -------- --- ---- ------- ------------ -------- -------- --------
3M Company                     COM              88579Y101    30738   332594 SH       Sole                   303069             29525
Abbott Labs                    COM              002824100    22840   333138 SH       Sole                   309368             23770
Accenture Ltd New              COM              G1151C101     2214    31615 SH       Sole                    30890               725
Adobe Systems                  COM              00724F101    12375   381534 SH       Sole                   339344             42190
Altria Group                   COM              02209S103      273     8180 SH       Sole                     4300              3880
Automatic Data Processing      COM              053015103    30708   523498 SH       Sole                   470373             53125
Becton, Dickinson & Co         COM              075887109    19726   251097 SH       Sole                   235247             15850
Berkshire Hathaway B           COM              084670702    14366   162877 SH       Sole                   149607             13270
Bristol-Myers Squibb           COM              110122108      340    10075 SH       Sole                     4450              5625
C.H. Robinson Worldwide        COM              12541W209     3513    59973 SH       Sole                    44848             15125
C.R. Bard                      COM              067383109    12905   123315 SH       Sole                   109675             13640
Chevron Corp New               COM              166764100      255     2185 SH       Sole                     1060              1125
Cisco Systems                  COM              17275R102    28991  1518268 SH       Sole                  1391083            127185
Coca-Cola                      COM              191216100    29937   789279 SH       Sole                   718477             70802
Cognizant Tech Solutions       COM              192446102     2783    39815 SH       Sole                    36710              3105
Colgate-Palmolive              COM              194162103     7320    68268 SH       Sole                    54928             13340
Diageo PLC                     COM              25243Q205      412     3655 SH       Sole                     1725              1930
Ecolab Inc                     COM              278865100      685    10568 SH       Sole                    10568
FactSet Research Sys           COM              303075105     5864    60813 SH       Sole                    46003             14810
General Dynamics               COM              369550108    27348   413616 SH       Sole                   379906             33710
Int'l Business Machines        COM              459200101    31434   151527 SH       Sole                   136992             14535
Johnson & Johnson              COM              478160104    28877   419052 SH       Sole                   384477             34575
Kellogg Company                COM              487836108      266     5145 SH       Sole                     2950              2195
Lorillard Inc                  COM              544147101      239     2050 SH       Sole                     1100               950
McCormick & Co                 COM              579780206    13205   212842 SH       Sole                   189002             23840
McDonalds                      COM              580135101    28988   315942 SH       Sole                   284432             31510
Medtronic                      COM              585055106    30835   715090 SH       Sole                   653795             61295
Microsoft                      COM              594918104    30359  1020120 SH       Sole                   928135             91985
NIKE                           COM              654106103    27778   292679 SH       Sole                   264627             28052
National Grid PLC              COM              636274300      346     6250 SH       Sole                     3760              2490
Nestle SA Spons ADR            COM              641069406     9142   144632 SH       Sole                   108502             36130
Novartis AG ADR                COM              66987V109      211     3450 SH       Sole                     1745              1705
Novo Nordisk ADR               COM              670100205    25190   159625 SH       Sole                   141890             17735
Omnicom Group                  COM              681919106    30196   585645 SH       Sole                   533120             52525
Oracle                         COM              68389X105    31571  1003527 SH       Sole                   911464             92063
Paychex                        COM              704326107      398    11950 SH       Sole                     6910              5040
Pepsico                        COM              713448108    19492   275423 SH       Sole                   252007             23416
Pfizer                         COM              717081103      250    10070 SH       Sole                     5470              4600
Procter & Gamble               COM              742718109    29410   424022 SH       Sole                   387557             36465
Southern Copper Corp           COM              84265V105      466    13568 SH       Sole                     5232              8336
Spectra Energy                 COM              847560109      359    12225 SH       Sole                     5380              6845
Stryker                        COM              863667101    28472   511542 SH       Sole                   466317             45225
Sysco Corp                     COM              871829107    24198   773856 SH       Sole                   682316             91540
Total System Services          COM              891906109    11750   495780 SH       Sole                   467095             28685
United Technologies            COM              913017109    25450   325074 SH       Sole                   305634             19440
Varian Medical Systems         COM              92220P105    13453   223026 SH       Sole                   204636             18390
Wal-Mart Stores                COM              931142103    35155   476359 SH       Sole                   428619             47740
Public Storage 5.90% PFD S     PFD              74460W206      548    20650 SH       Sole                    20650
Enterprise Products Partners L ETP              293792107      207     3863 SH       Sole                     3863
Kinder Morgan Energy Prtns LP  ETP              494550106      307     3725 SH       Sole                     2020              1705
Oneok Partners LP              ETP              68268N103      506     8500 SH       Sole                     4700              3800
Plains All American Pipeline L ETP              726503105      326     3700 SH       Sole                     3000               700
SPDR Gold Trust                ETF              78463V107    11875    69082 SH       Sole                    59466              9616

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